SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year	$ 8,715	$ 7,624	$ 7,106
Net income attributable to non-controlling interest	1,692	1,820	1,009
Foreign currency translation adjustments	(1,566)	(729)	(491)
Redeemable non-controlling interest-end of the year	$ 8,841	$ 8,715	$ 7,624
Canadian Quartz Holdings Inc. [Member]
Noncontrolling Interest [Line Items]
Equity interest held by CIOT	45.00%